Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Fair Value Measurement Inputs and Valuation Techniques
The fair value of the granted option awards is estimated on the date of grant using a Black-Scholes option valuation model with the following assumptions:

	April 2020	September 2018	November 2018
Risk free interest rate	0.39%	2.82%	2.32%
Expected life (years)	5	5	5
Expected volatility	48.8%	32.0%	52.0%
Expected dividend yield	—%	—%	—%

Share-based Payment Arrangement, Unvested Options, Activity
The following table summarizes the unvested option activity for the year ended December 31, 2020, 2019 and 2018:

	Number of non-vested options	Number of vested options	Weighted average exercise price per share ($)	Weighted average remaining contractual term (years)	Weighted average grant date fair value ($)
At December 31, 2017	—	—	—	0.0	—
Granted during the year	141,000	—	15.00	5.0	15.00
Converted during the year	—	—	—	0.0	—
Forfeited during the year	—	—	—	0.0	—
Expired during the year	—	—	—	0.0	—
Vested during the year	—	—	—	0.0	—
At December 31, 2018	141,000	—	15.00	4.6	15.00
Granted during the year	—	—	—	0.0	—
Converted during the year	—	—	—	0.0	—
Forfeited during the year	—	—	—	0.0	—
Expired during the year	—	—	—	0.0	—
Vested during the year	(47,000)	47,000	—	0.0	—
At December 31, 2019	94,000	47,000	14.90	3.6	15.00
Granted during the year	45,000	—	7.63	5.0	7.63
Converted during the year	—	—	—	0.0	—
Forfeited during the year	—	—	—	0.0	—
Expired during the year	—	—	—	0.0	—
Vested during the year	(47,000)	47,000	—	0.0	—
At December 31, 2020	92,000	94,000	11.61	3.0	13.17